Partners' Equity	12 Months Ended
Dec. 31, 2023
Partners' Equity
Partners' Equity

6. Partners’ Equity

Under the Partnership’s “at-the-market” common equity offering programme (the “ATM Programme”) established in 2017, in the year ended December 31, 2021, GasLog Partners issued and received payment for 3,195,401 common units at a weighted average price of $3.19 per common unit for total net proceeds, after deducting fees and other expenses, of $9,634. As of December 31, 2022, the unutilized portion of the ATM Programme was $116,351.

On April 6, 2021, GasLog Partners issued 8,976 common units in connection with the vesting of 5,984 Restricted Common Units (“RCUs”) and 2,992 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “2015 Plan”).

In connection with the aforementioned transactions during this year ended December 31, 2021, the Partnership also issued 56,158 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $205.

On July 1, 2021, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the second tranche of its Class B units issued upon the elimination of incentive distribution rights (“IDRs”) in June 2019.

On April 1, 2022, GasLog Partners issued 33,700 common units in connection with the vesting of 19,638 RCUs and 14,062 PCUs under its 2015 Plan. On June 30, 2022, GasLog Partners issued 101,964 common units in connection with the vesting of 50,982 RCUs and 50,982 PCUs under its 2015 Plan.

In connection with the aforementioned transactions during this year ended December 31, 2022, the Partnership also issued 2,769 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest for net proceeds of $16.

On July 1, 2022, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the third tranche of its Class B units issued upon the elimination of IDRs in June 2019.

On April 3, 2023, GasLog Partners issued 108,894 common units in connection with the vesting of 92,805 RCUs and 16,089 PCUs under its 2015 Plan.

On July 3, 2023, GasLog Partners issued 415,000 common units in connection with GasLog’s election to convert the fourth tranche of its Class B units issued upon the elimination of IDRs in June 2019.

As further described in Note 1, on July 7, 2023, the Partnership’s common unitholders voted to approve the previously announced merger, with GasLog acquiring all of the outstanding common units of the Partnership not already beneficially owned by GasLog. The payment date for the Special Distribution was July 12, 2023, and the Transaction closed on July 13, 2023 at the Effective Time upon the filing of the certificate of merger with the Marshall Islands Registrar of Corporations. Holders of common units not already beneficially owned by GasLog who held their common units both on the Special Distribution record date of July 10, 2023 (subject to the applicability of due-bill trading) and at the Effective Time received overall consideration of $8.65 per common unit. Trading in the Partnership’s common units on the NYSE was suspended on July 13, 2023, and delisting of the common units took place on July 24, 2023. Upon the completion of the Transaction, 36,175,157 common units and the remaining 830,000 Class B units were cancelled.

As of December 31, 2023, the Partnership’s capital consisted of 16,036,602 outstanding common units, 1,080,263 outstanding general partner units and 11,642,411 Preference Units (5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units, and together with the Series A Preference Units and the Series B Preference Units, the “Preference Units”).

Cash distributions

The Partnership’s cash distributions for the years ended December 31, 2021, 2022 and 2023 are presented in the following table:

	Type of	Distribution	Payment	Amount
Declaration date	units	per unit	date	paid
January 27, 2021	Common	$0.01	February 11, 2021	485
February 19, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2021	7,582
April 28, 2021	Common	$0.01	May 13, 2021	485
May 13, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 14, 2021	7,582
July 26, 2021	Common	$0.01	August 12, 2021	522
July 26, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 13, 2021	7,412
October 26, 2021	Common	$0.01	November 12, 2021	522
November 16, 2021	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 14, 2021	7,287
Total				$31,877
January 26, 2022	Common	$0.01	February 9, 2022	522
February 25, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2022	7,112
April 27, 2022	Common	$0.01	May 11, 2022	522
May 12, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	June 15, 2022	6,898
July 27, 2022	Common	$0.01	August 11, 2022	528
July 27, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	September 15, 2022	6,777
October 26, 2022	Common	$0.01	November 10, 2022	528
October 26, 2022	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	December 15, 2022	6,214
Total				$29,101
January 25, 2023	Common	$0.01	February 9, 2023	528
January 25, 2023	Preference (Series A, B, C)	$0.5390625, $0.5125, $0.53125	March 15, 2023	6,159
April 26, 2023	Common	$0.01	May 11, 2023	529
May 10, 2023	Preference (Series A, B, C)	$0.5390625, $0.6887222, $0.53125	June 15, 2023	6,776
July 7, 2023	Common	$3.28	July 12, 2023	174,797
August 2, 2023	Preference (Series A, B, C)	$0.5390625, $0.7249747, $0.53125	September 15, 2023	6,902
November 15, 2023	Preference (Series A, B, C)	$0.5390625, $0.7274123, $0.53125	December 15, 2023	6,910
December 22, 2023	Common	$5.2380174	December 22, 2023	89,658
Total				$292,259

Voting Rights

The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a “unit majority” require the approval of a majority of the outstanding common units voting as a single class.

In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. The general partner retains the right to appoint all of the directors.

Preference unitholders generally have no voting rights. However, the consent of at least two thirds of the outstanding preference units, voting as a single class, is required prior to any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership’s board of directors if and whenever distributions payable are in arrears for six or more quarterly periods, whether or not consecutive. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

The Partnership Agreement (as amended following the Transaction) provides that the general partner will be entitled to distributions in accordance with its percentage interest. As of December 31, 2023, the percentage interest is 6.3% (2.0% as of December 31, 2022). The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its percentage interest if the Partnership issues additional common units. The general partner’s interest, and the percentage of the Partnership’s cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional common units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its general partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units to the Partnership.

Preference Units

From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be determined by the Partnership based on the terms of the Partnership Agreement and applicable Marshall Islands law regarding amending USD London Interbank Offered Rate (“LIBOR”) - based instruments. Under the current fallback provisions, if there is no published LIBOR rate, the floating rate is expected to be the rate set during the prior interest rate period, which would be the current fixed rate of 8.625%.

From and including the original issue date to, but excluding, March 15, 2023, distributions on the Series B Preference Units accrued at 8.200% per annum per $25.00 of liquidation preference per unit. From and including March 15, 2023, the Series B Preference Units are redeemable, wholly or partially, at our option, and the distribution rate was a floating rate equal to three-month LIBOR plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit of Series B Preference Units. On June 30, 2023, Intercontinental Exchange (“ICE”) Benchmark Administration, the administrator of LIBOR, ceased to publish the overnight and one, three, six and twelve month LIBOR settings on a representative basis. Effective September 15, 2023, in accordance with the terms of the Series B Preference Units, the three-month LIBOR utilized as the base rate for the calculation of the floating rate distributions payable with respect to the Series B Preference Units was replaced by the Term Secured Overnight Financing Rate (“SOFR”) for a three month tenor published by the Chicago Mercantile Exchange (“CME”) plus a credit spread adjustment of 0.26161% (“Credit Adjusted Term SOFR”) plus a spread of 5.839% per annum per $25.00 of liquidation preference per unit. Credit Adjusted Term SOFR was used as the base rate for the first time with respect to the distributions payable for the distribution period beginning September 15, 2023 and ending December 15, 2023 and will be calculated every three months going forward. The distribution rates are not subject to adjustment.

From and including the original issue date to, but excluding, March 15, 2024, the distributions on the Series C Preference Units will accrue at 8.500% per annum per $25.00 of liquidation preference per unit. The distribution rate for the Series C Preference Units will be determined in accordance with the terms of our Partnership Agreement, by the calculation agent, from and including March 15, 2023, based on market practice and applicable Marshall Islands law regarding amending LIBOR based instruments. From and including March 15, 2024, the distribution rate is expected to be a floating rate equal to the three-month Credit Adjusted Term SOFR plus a spread of 5.317% per annum per $25.00 of liquidation preference per unit of Series C Preference Units.

The Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A, Series B and Series C Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.

Under the Partnership’s preference unit repurchase programme established in 2021, renewed in 2022 and covering the period from March 11, 2021 to March 31, 2023, the preference units repurchased and cancelled as well as the amounts paid including commissions for the years ended December 31, 2021 and 2022 are presented in the following table, there were no preference units repurchased and cancelled for the year ended December 31, 2023:

		Amount paid
		including
Series	Number of units	commissions
Series B Preference Units	464,429	11,580
Series C Preference Units	269,549	6,808
Total for the year ended December 31, 2021	733,978	$18,388
Series A Preference Units	665,016	16,423
Series B Preference Units	639,189	16,080
Series C Preference Units	669,406	16,744
Total for the year ended December 31, 2022	1,973,611	$49,247